Capitalized Commission Assets (Tables)	12 Months Ended
Feb. 29, 2024
Capitalized Commission Assets [Abstract]
Schedule of Capitalized Commission Assets
	As of February 29/28
Figures in Rand thousands	2024	2023

Cost	702,540	537,367
Accumulated amortization	(328,019)	(250,313)
Carrying value	374,521	287,054

Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions	Reconciliation of the carrying value of capitalized sales commissions
	As of February 29/28
Figures in Rand thousands	2024	2023

At March 1	287,054	231,537
Additions	163,716	112,738
Amortization	(83,155)	(64,707)
Translation adjustments	6,906	7,486
At February	374,521	287,054